Correction of an Error (Tables)	6 Months Ended
Nov. 30, 2016
Correction of an Error [Abstract]
Summarizes the changes of accounts
	As Previously Reported	Adjustment	As Restated

Accounts Receivable	$372,622	($372,622)	$—
Accounts Payable	$319,795	($319,070)	$725
Deferred Revenue	$507,722	($507,722)	$—
Accumulated Deficit	($649,241)	$454,170	($195,071)